INCOME TAX - Additional information (Details) - BANYAN ACQUISITION CORPORATION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
State net operating loss carryforwards	$ 0
Federal operating loss carryforwards	0
change in the valuation allowance	$ 310,806	$ 6,343